Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Bank Borrowings
Not later than 1 year	$ 26,468,000	$ 31,155,000
Between 1 to 3 years	5,159,000	3,192,000
Between 3 to 4 years	3,685,000	2,872,000
Between 4 to 5 years	11,054,000	6,384,000
Later than 5 years	35,734,000	35,741,000
Total	82,100,000	79,344,000
Unutilized bank borrowing facilities	$ 62,608,000	$ 68,069,000